Summary of Nonvested Restricted Stock Unit Activity (Detail) (Nonvested Restricted Stock Units, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nonvested Restricted Stock Units
Number of Nonvested Restricted Stock Units
Nonvested restricted stock units at January 1, 2014	18,263,088
Granted	10,074,320	9,084,424	9,501,144
Forfeited	(1,088,712)
Vested	(7,607,072)
Nonvested restricted stock units at December 31, 2014	19,641,624	18,263,088
Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2014	$ 2.91
Granted	$ 4.50
Forfeited	$ 2.72
Vested	$ 1.80
Nonvested restricted stock units at December 31, 2014	$ 3.12	$ 2.91